Statement of compliance	12 Months Ended
Dec. 31, 2020
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Statement of compliance

4.Basis of accounting

4.1.         Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The relevant information of the financial statements, and only them, are being evidenced and correspond to those used by management in its management.

These consolidated financial statements were authorized for issue by the Board of Directors of Cosan S.A. on April 30, 2021.